GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF INTANGIBLE ASSETS WITH DEFINITE LIVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Intangible assets with definite lives
Gross Carrying Amount	$ 55,943	$ 44,879
Accumulated Amortization	(23,232)	(17,824)	$ (31,642)
Total	$ 32,711	$ 27,055
Weighted-average useful life (in years)	2 years 10 months 24 days	3 years 1 month 6 days
Customer Lists
Intangible assets with definite lives
Gross Carrying Amount	$ 23,502	$ 19,060
Accumulated Amortization	(8,113)	(10,797)
Total	$ 15,389	$ 8,263
Weighted-average useful life (in years)	2 years 3 months 18 days	2 years 10 months 24 days
Trade Names
Intangible assets with definite lives
Gross Carrying Amount	$ 11,406	$ 8,627
Accumulated Amortization	(6,501)	(3,001)
Total	$ 4,905	$ 5,626
Weighted-average useful life (in years)	2 years 7 months 6 days	2 years 9 months 18 days
Content
Intangible assets with definite lives
Gross Carrying Amount	$ 9,802	$ 9,802
Accumulated Amortization	(3,508)	(1,024)
Total	$ 6,294	$ 8,778
Weighted-average useful life (in years)	4 years	4 years
Technology
Intangible assets with definite lives
Gross Carrying Amount	$ 6,333	$ 5,390
Accumulated Amortization	(4,472)	(2,744)
Total	$ 1,861	$ 2,646
Weighted-average useful life (in years)	2 years 4 months 24 days	2 years 6 months
Other
Intangible assets with definite lives
Gross Carrying Amount	$ 4,900	$ 2,000
Accumulated Amortization	(638)	(258)
Total	$ 4,262	$ 1,742
Weighted-average useful life (in years)	5 years	4 years 9 months 18 days